Note 7 - Risk Management -Impairment Losses Reconciliations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Recovery of written-off assets	€ (558)	€ (541)	€ (490)
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Central Banks [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	0	0	0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	0	0
Reversal Allowance Account For Credit Losses Of Financial Assets	0	0	0
Utilisation Allowance Account For Credit Losses Of Financial Assets	0	0	0
Transfers Between Allowances	0	0	0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	0	0	0
Allowance Account For Credit Losses Of Financial Assets at the end	0	0	0
Recovery of written-off assets	0	0	0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | General Government [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	0	0	0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	0	0
Reversal Allowance Account For Credit Losses Of Financial Assets	0	0	0
Utilisation Allowance Account For Credit Losses Of Financial Assets	0	0	0
Transfers Between Allowances	0	0	0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	0	0	0
Allowance Account For Credit Losses Of Financial Assets at the end	0	0	0
Recovery of written-off assets	0	0	0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Credit Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(15)	(20)	(17)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(5)	0	(2)
Reversal Allowance Account For Credit Losses Of Financial Assets	4	0	1
Utilisation Allowance Account For Credit Losses Of Financial Assets	0	5	0
Transfers Between Allowances	16	0	(1)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	0	0	0
Allowance Account For Credit Losses Of Financial Assets at the end	0	(15)	(20)
Recovery of written-off assets	0	0	0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Other Financial Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(26)	(15)	(16)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(4)	(29)	(4)
Reversal Allowance Account For Credit Losses Of Financial Assets	2	3	7
Utilisation Allowance Account For Credit Losses Of Financial Assets	0	26	0
Transfers Between Allowances	0	(10)	1
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	13	(1)	(3)
Allowance Account For Credit Losses Of Financial Assets at the end	(16)	(26)	(15)
Recovery of written-off assets	0	0	0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Corporate Entities [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(103)	0	0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(17)	(138)	0
Reversal Allowance Account For Credit Losses Of Financial Assets	0	3	0
Utilisation Allowance Account For Credit Losses Of Financial Assets	0	33	0
Transfers Between Allowances	107	0	0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	0	(1)	0
Allowance Account For Credit Losses Of Financial Assets at the end	(12)	(103)	0
Recovery of written-off assets	0	0	0
Expected Credit Losses Individually and Collective Assessed [Member] | Debt Securities [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(144)	(35)	(33)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(26)	(167)	(6)
Reversal Allowance Account For Credit Losses Of Financial Assets	6	6	8
Utilisation Allowance Account For Credit Losses Of Financial Assets	0	64	0
Transfers Between Allowances	123	(10)	0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	13	(2)	(3)
Allowance Account For Credit Losses Of Financial Assets at the end	(28)	(144)	(35)
Recovery of written-off assets	0	0	0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Central Banks [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	0	0	0
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	0	0
Reversal Allowance Account For Credit Losses Of Financial Assets	0	0	0
Utilisation Allowance Account For Credit Losses Of Financial Assets	0	0	0
Transfers Between Allowances	0	0	0
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	0	0	0
Allowance Account For Credit Losses Of Financial Assets at the end	0	0	0
Recovery of written-off assets	0	0	0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | General Government [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(39)	(37)	(24)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(70)	(2)	(16)
Reversal Allowance Account For Credit Losses Of Financial Assets	37	20	17
Utilisation Allowance Account For Credit Losses Of Financial Assets	14	6	3
Transfers Between Allowances	1	(27)	(12)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	15	2	(6)
Allowance Account For Credit Losses Of Financial Assets at the end	(42)	(39)	(37)
Recovery of written-off assets	1	1	0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Credit Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(7)	(17)	(18)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(2)	(2)	(11)
Reversal Allowance Account For Credit Losses Of Financial Assets	2	3	5
Utilisation Allowance Account For Credit Losses Of Financial Assets	0	0	0
Transfers Between Allowances	0	10	9
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	1	(3)	(2)
Allowance Account For Credit Losses Of Financial Assets at the end	(6)	(7)	(17)
Recovery of written-off assets	0	0	1
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Other Financial Institutions [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(25)	(38)	(21)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(287)	(34)	(276)
Reversal Allowance Account For Credit Losses Of Financial Assets	3	9	2
Utilisation Allowance Account For Credit Losses Of Financial Assets	38	22	23
Transfers Between Allowances	227	10	231
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	38	6	3
Allowance Account For Credit Losses Of Financial Assets at the end	(7)	(25)	(38)
Recovery of written-off assets	0	0	0
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Corporate Entities [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(7,402)	(9,225)	(7,610)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(3,627)	(3,705)	(3,229)
Reversal Allowance Account For Credit Losses Of Financial Assets	1,993	2,158	1,169
Utilisation Allowance Account For Credit Losses Of Financial Assets	3,029	3,257	2,580
Transfers Between Allowances	(228)	(278)	(298)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	636	391	(1,837)
Allowance Account For Credit Losses Of Financial Assets at the end	(5,599)	(7,402)	(9,225)
Recovery of written-off assets	345	335	301
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Households [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(3,319)	(3,514)	(2,814)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(3,472)	(3,002)	(2,635)
Reversal Allowance Account For Credit Losses Of Financial Assets	837	511	234
Utilisation Allowance Account For Credit Losses Of Financial Assets	1,422	2,325	2,555
Transfers Between Allowances	1,687	172	459
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	(177)	189	(1,313)
Allowance Account For Credit Losses Of Financial Assets at the end	(3,022)	(3,319)	(3,514)
Recovery of written-off assets	212	205	187
Expected Credit Losses Individually and Collective Assessed [Member] | Loans and receivables [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(10,793)	(12,831)	(10,487)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(7,458)	(6,745)	(6,166)
Reversal Allowance Account For Credit Losses Of Financial Assets	2,872	2,702	1,427
Utilisation Allowance Account For Credit Losses Of Financial Assets	4,503	5,610	5,162
Transfers Between Allowances	1,687	(113)	388
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	513	585	(3,156)
Allowance Account For Credit Losses Of Financial Assets at the end	(8,675)	(10,793)	(12,831)
Recovery of written-off assets	558	540	490
Expected Credit Losses Individually and Collective Assessed [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(10,937)	(12,866)	(10,519)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(7,484)	(6,912)	(6,172)
Reversal Allowance Account For Credit Losses Of Financial Assets	2,878	2,708	1,435
Utilisation Allowance Account For Credit Losses Of Financial Assets	4,503	5,673	5,162
Transfers Between Allowances	1,810	(123)	388
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	526	583	(3,160)
Allowance Account For Credit Losses Of Financial Assets at the end	(8,703)	(10,937)	(12,866)
Recovery of written-off assets	558	540	490
Collective Allowance Incurred But Not Recognized [Member] | Debt Securities [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(46)	(113)	(42)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(8)	(11)	(9)
Reversal Allowance Account For Credit Losses Of Financial Assets	30	15	6
Utilisation Allowance Account For Credit Losses Of Financial Assets	1	1	0
Transfers Between Allowances	0	64	(67)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	3	0	(1)
Allowance Account For Credit Losses Of Financial Assets at the end	(21)	(46)	(113)
Recovery of written-off assets	0	0	0
Collective Allowance Incurred But Not Recognized [Member] | Loans and receivables [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(5,224)	(5,911)	(3,787)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(1,776)	(1,546)	(569)
Reversal Allowance Account For Credit Losses Of Financial Assets	2,128	1,449	570
Utilisation Allowance Account For Credit Losses Of Financial Assets	1,536	87	110
Transfers Between Allowances	(1,328)	711	(420)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	554	(15)	(1,816)
Allowance Account For Credit Losses Of Financial Assets at the end	(4,109)	(5,224)	(5,911)
Recovery of written-off assets	0	0	0
Collective Allowance Incurred But Not Recognized [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(5,270)	(6,024)	(3,829)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(1,783)	(1,558)	(578)
Reversal Allowance Account For Credit Losses Of Financial Assets	2,159	1,463	576
Utilisation Allowance Account For Credit Losses Of Financial Assets	1,537	88	110
Transfers Between Allowances	(1,328)	775	(486)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	557	(15)	(1,817)
Allowance Account For Credit Losses Of Financial Assets at the end	(4,130)	(5,270)	(6,024)
Recovery of written-off assets	0	1	0
Total [Member] | Total [Member] | Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning	(16,206)	(18,890)	(14,348)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(9,267)	(8,470)	(6,750)
Reversal Allowance Account For Credit Losses Of Financial Assets	5,037	4,172	2,011
Utilisation Allowance Account For Credit Losses Of Financial Assets	6,038	5,762	5,272
Transfers Between Allowances	482	652	(98)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets	1,083	568	(4,977)
Allowance Account For Credit Losses Of Financial Assets at the end	(12,833)	(16,206)	(18,890)
Recovery of written-off assets	€ 558	€ 541	€ 490